Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]
Depreciation is calculated on a straight-line basis over the following estimated useful lives after taking into account the residual values. Estimated useful lives are:

Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Office equipment	5 years
Computer equipment	3 - 5 years
Motor vehicles	5 years

Schedule of Goodwill [Table Text Block]
The change in the carrying amount of goodwill by segments for the years ended June 30, 2012 and 2013 is as follows:

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB

Balances as of July 1, 2011	56,597,146	46,428,415	-	103,025,561
Additions from business acquisition (note 10.2)	-	-	11,107,118	11,107,118
Impairment on goodwill	(44,707,404)	(12,686,463)	-	(57,393,867)
As of June 30, 2012 and July 1, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Additions from business acquisition (note 10.3)	-	-	18,748,130	18,748,130
As of June 30, 2013	11,889,742	33,741,952	29,855,248	75,486,942
Balance as of June 30, 2013 (US$)	1,937,260	5,497,760	4,864,478	12,299,498

Goodwill and Accumulated Impairment Losses [Table Text Block]
The gross amount and accumulated impairment losses by segments as of June 30, 2012 and 2013 are as follows:

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2012
Goodwill, gross	56,597,146	46,428,415	11,107,118	114,132,679
Accumulated impairment loss	(44,707,404)	(12,686,463)	-	(57,393,867)
Balance as of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2013
Goodwill, gross	56,597,146	46,428,415	29,855,248	132,880,809
Accumulated impairment loss	(44,707,404)	(12,686,463)	-	(57,393,867)
Balance as of June 30, 2013	11,889,742	33,741,952	29,855,248	75,486,942
Balance as of June 30, 2013 (US$)	1,937,260	5,497,760	4,864,478	12,299,498

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Financial assets and liabilities measured at fair value on a recurring basis and investments are as follows:

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2013	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	91,357,044	-	-	91,357,044

Liabilities:
Contingent consideration payable (note 10.3)	2,500,000	-	-	2,500,000

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	31,432,868	-	-	31,432,868

Liabilities:
Contingent consideration payable (note 10.2)	7,272,337	-	-	7,272,337